Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Share-based compensation expense recorded in 'Selling and administrative expenses'
Share-based compensation expense and cash flow amounts were as follows:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Share-based compensation expense - equity classified awards	$46.1	$50.9	$45.4
Share-based compensation expense - liability classified awards	0.7	—	—
Total share-based compensation expense	46.8	50.9	45.4
Tax benefit	17.3	18.8	16.7
Share-based compensation expense, net of tax benefit	29.5	32.1	28.7
Cash received upon the exercise of stock options and from employee stock purchases	5.5	7.3	9.4
(Write-off) excess tax benefits related to share-based compensation	(8.3)	(4.5)	8.3

Summary of restricted stock award activity
A summary of restricted stock award activity is as follows:

	Year Ended December 31, 2014	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2013	166,203	$519.00
Granted	88,738	287.85
Vested	(28,341)	863.85
Forfeited	(14,094)	376.95
Nonvested at December 31, 2014	212,506	$384.45

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of restricted stock unit activity is as follows:

	Year Ended December 31, 2014	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2013	19,158	$292.50
Granted	14,534	292.20
Vested	(217)	353.40
Forfeited	(335)	321.00
Nonvested at December 31, 2014	33,140	$291.60

Schedule of Share-based Compensation, Stock Options, Activity
A summary of outstanding option activity under the plans is as follows:

	Year Ended December 31, 2014	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (in millions)
Options Outstanding at December 31, 2013	153,005	$559.80	6.00	$0.5
Granted	69,628	291.60
Exercised	(2,996)	153.30
Forfeited	(18,570)	553.50
Options Outstanding at December 31, 2014	201,067	$473.55	6.39	$—
Vested and Exercisable	106,313	$603.00	4.37	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The weighted-average fair values of the Company’s stock options and the assumptions used in applying the Black-Scholes option pricing model were as follows:

	Year Ended December 31,
	2014	2013	2012
Weighted-average fair value	$110.70	$181.95	$278.85
Risk-free interest rate	1.7%	0.7%	0.9%
Expected option life	5 years	5 years	5 years
Expected volatility	48.4%	64.1%	64.0%
Dividend yield	1.7%	1.2%	0.6%

Summary of performance unit activity
A summary of performance unit activity is as follows:

	Year Ended December 31, 2014	Weighted Average Remaining Contractual Life
Nonvested at December 31, 2013	30,888	1.6
Granted	42,961
Forfeited	(13,787)
Vested	(10,051)
Nonvested at December 31, 2014	50,011	1.5

Assumptions used in the valuations for grants
The assumptions used in the valuations for grants were as follows:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	0.8%	0.4%	0.4%
Expected volatility	45.3%	47.3%	52.8%
Dividend yield	1.7%	1.4%	0.6%